Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2026	Jan. 31, 2026
Goodwill
Balance at beginning of period	$ 1,025,783	$ 924,755
Adjustments on account of foreign exchange	(7,964)	28,366
Balance at end of period	1,042,635	1,025,783
3GTMS
Goodwill
Acquisition of goodwill		50,115
Finale
Goodwill
Acquisition of goodwill		$ 22,547
OrderMine
Goodwill
Acquisition of goodwill	2,601
Idelic
Goodwill
Acquisition of goodwill	4,615
Drivin
Goodwill
Acquisition of goodwill	$ 17,600